STOCK WARRANTS AND STOCK OPTIONS (Details 4) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unvested begenning	215,000
Granted	235,756	215,000
Vested	(50,000)
Unvested ending	400,756	215,000
Weighted Average Vesting Period, beginning balance	1 year 6 months 15 days	0 years
Weighted Average Vesting Period RSU granted	1 year 4 months 6 days	1 year 8 months 8 days
Weighted Average Vesting Period, ending balance	1 year	1 year 6 months 14 days
Weighted Average Grant Date Fair Value Per Share beginning balance	$ 2.92	$ 0
Weighted Average Grant Date Fair Value Per Share RSU granted	2.84	2.92
Weighted Average Grant Date Fair Value Per Share RSU vested	2.99
Weighted Average Grant Date Fair Value Per Share ending balance	$ 2.86	$ 2.92